Label	Element	Value
Issued Capital and Share Premium [Member]
Equity	ifrs-full_Equity	$ 7,134,000,000
Equity attributable to owners of parent [member]
Equity	ifrs-full_Equity	2,663,000,000
Reserve of exchange differences on translation [member]
Equity	ifrs-full_Equity	(1,263,000,000)
Retained earnings [member]
Cumulative Effect of New Accounting Principle in Period of Adoption1	au_CumulativeEffectofNewAccountingPrincipleinPeriodofAdoption1	10,000,000	[1]
Non-controlling interests [member]
Equity	ifrs-full_Equity	41,000,000
Other reserves [member]
Equity	ifrs-full_Equity	124,000,000	[2]
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Equity	ifrs-full_Equity	0
Cumulative Effect of New Accounting Principle in Period of Adoption1	au_CumulativeEffectofNewAccountingPrincipleinPeriodofAdoption1	(43,000,000)
Reserve of remeasurements of defined benefit plans [member]
Equity	ifrs-full_Equity	(16,000,000)
Financial assets at fair value through other comprehensive income, category [member]
Equity	ifrs-full_Equity	33,000,000
Cumulative Effect of New Accounting Principle in Period of Adoption1	au_CumulativeEffectofNewAccountingPrincipleinPeriodofAdoption1	33,000,000
Accumulated depreciation, amortisation and impairment [member]
Right-of-use assets	ifrs-full_RightofuseAssets	0
Accumulated depreciation, amortisation and impairment [member] | Land and buildings [member]
Right-of-use assets	ifrs-full_RightofuseAssets	0
Accumulated depreciation, amortisation and impairment [member] | Mining assets [member]
Right-of-use assets	ifrs-full_RightofuseAssets	0
Gross carrying amount [member]
Right-of-use assets	ifrs-full_RightofuseAssets	128,000,000
Gross carrying amount [member] | Land and buildings [member]
Right-of-use assets	ifrs-full_RightofuseAssets	9,000,000
Gross carrying amount [member] | Mining assets [member]
Right-of-use assets	ifrs-full_RightofuseAssets	$ 119,000,000

[1]	Included in accumulated losses are retained earnings totalling $378m (2018: $283m; 2017: $287m) arising at the equity accounted investments and certain subsidiaries which may not be remitted without third party consent.
[2]	Other capital reserves include a surplus on disposal of company shares held by companies prior to the formation of AngloGold Ashanti Limited of $10m (2018: $10m; 2017: $11m), surplus on equity transaction of joint venture of $36m (2018: $36m; 2017: $36m), equity items for share-based payments of $39m (2018: $48m; 2017: $75m) and other reserves.